Contract liabilities	12 Months Ended
Sep. 30, 2025
Contract liabilities.
Contract liabilities

14.Contract liabilities

The following table presents the changes in contract liabilities:

	September 30,	September 30,
	2025	2024
Balance, beginning of fiscal year	$120,571	$120,970
Amounts invoiced and revenue deferred	6,471	108,573
Recognition of deferred revenue included in the balance at the beginning of the year	(119,371)	(108,972)
Balance, end of fiscal year	$7,671	$120,571